PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Buildings	Mining structures and mining rights	Machinery and equipment	Motor vehicles	Construction in progress	Total
	CNY	CNY	CNY	CNY	CNY	CNY

At January 1, 2017	28,713	33,942	7,654	7,356	36,060	113,725
Acquisition of Bayannaoer Mining	43	—	12	280	—	335
Additions	—	—	71	—	4,137	4,208
Disposals	(5,781)	(4,688)	(786)	(2,017)	—	(13,272)
Exchange adjustment	(104)	(21)	(173)	(35)	(2,388)	(2,721)
Disposal of subsidiaries	(22,828)	(29,233)	(5,939)	(5,305)	(37,809)	(101,114)
At December 31, 2017	43	—	839	279	—	1,161
Additions	—	—	5	—	—	5
Exchange adjustment	—	—	45	—	—	45
At December 31, 2018	43	—	889	279	—	1,211
At December 31, 2018 (US$)	6	—	129	40	—	175

Accumulated depreciation and amortization and impairment losses

At January 1, 2017	(14,605)	(33,608)	(7,541)	(3,448)	—	(59,202)
Depreciation charge	(530)	—	(25)	(1,193)	—	(1,748)
Disposals	5,121	4,688	715	1,742	—	12,266
Exchange adjustment	(84)	—	(69)	(46)	—	(199)
Disposal of subsidiaries	10,098	28,920	6,100	2,941	—	48,059
At December 31, 2017	—	—	(820)	(4)	—	(824)
Depreciation charge	(3)	—	(5)	(59)	—	(67)
Exchange adjustment	—	—	(45)	—	—	(45)
At December 31, 2018	(3)	—	(870)	(63)	—	(936)
At December 31, 2018 (US$)	—	—	(126)	(9)	—	(135)

Net carrying amount
At December 31, 2017	43	—	19	275	—	337
At December 31, 2018	40	—	19	216	—	275
At December 31, 2018 (US$)	6	—	3	31	—	40